UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		April 26, 2010


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$ 711,650,000

















List of Other Included Managers:			None
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                      FORM 13F INFORMATION TABLE



               Column 1                 Column 2   Column 3      Column 4  Column 5          Column 6   Column 7  Column8

                                                                   VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASCUSIP         (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common          018522300      20,068        5sh         sole                      590,024
AMERIS BANCORP                        Common          03076K108      11,803     1,30sh         sole                   1,268,811
AMETEK INC                            Common          031100100      23,145        5sh         sole                      551,003
ASTORIA FINANCIAL CORP                Common          046265104      25,504     1,75sh         sole                   1,737,008
CAMBRIDGE BANCORP                     Common           132152109        773         sh         sole                        25,782
COLONY BANKCORP INC.                  Common          19623P101       2,616        4sh         sole                      429,236
COMMUNITY CAPITAL CORP.               Common          20363C102          61         sh         sole                        20,954
COMMUNITY FINANCIAL CORPORATION       Common          20365L100         100         sh         sole                        23,936
DANVERS BANCORP INC.                  Common           236442109        277         sh         sole                        20,000
FPL GROUP INC.                        Common           302571104     21,969        4sh         sole                      448,747
GENERAL DYNAMICS CORP.                Common           369550108     25,178        3sh         sole                      320,761
H.J. HEINZ COMPANY                    Common           423074103     21,745        4sh         sole                      468,123
INDEPENDENT BANK CORP/MS              Common           453836108      1,798         sh         sole                        63,571
INTERNATIONAL BANCSHARES CORP         Common           459044103     25,983     1,12sh         sole                   1,117,422
JM SMUCKER CO/THE                     Common          US8326964      24,401        4sh         sole                      398,357
KRAFT FOODS INC - CLASS A             Common          012866399         293         sh         sole                          9,691
MAC-GRAY CORP                         Common           554153106     14,755     1,30sh         sole                   1,267,885
MARATHON OIL CORP                     Common           565849106     21,869        6sh         sole                      678,247
NEW ENGLAND BANCSHARES, INC.          Common           643863202        114         sh         sole                        15,000
NORTHRIM BANCORP INC.                 Common           666762109        467         sh         sole                        27,317
PEOPLES BANCORP INC                   Common           709789101      6,771        4sh         sole                      404,350
PRAXAIR INC.                          Common          74005P104      25,024        3sh         sole                      296,747
QUEST DIAGNOSTICS                     Common          US74834L1      19,081        3sh         sole                      322,628
SOUND FINANCIAL INC                   Common          83607Y108          90         sh         sole                        20,000
SOUTHWEST BANCORP INC.                Common           844767103     13,665     1,65sh         sole                   1,622,777
THE CHUBB CORPORATION                 Common           171232101     25,033        4sh         sole                      475,514
TORO CO                               Common           891092108     23,447        4sh         sole                      465,023
UNITEDHEALTH GROUP INC                Common          91324P102      21,356        6sh         sole                      644,077
UNIVEST CORP OF PENNSYLVANIA          Common          US9152711      21,277     1,13sh         sole                   1,119,397
VERIZON COMMUNICATIONS                Common          92343V104      21,563        6sh         sole                      686,116
WEBSTER FINANCIAL CORP - CT           Common           947890109     24,019     1,37sh         sole                   1,356,887
WELLPOINT INC (NEW)                   Common          94973V107      26,836        4sh         sole                      406,004
WESCO INTERNATIONAL INC               Common          95082P105      20,528        5sh         sole                  576,836
ISHARES MSCI EAFE INDEX FUND          Exchange Fund    464287465      2,676         sh         sole                               -
ISHARES MSCI EAFE SMALL CAP           Exchange Fund    464288273      1,967         sh         sole                        52,600
SPDR S&P INTL SMALL CAP               Exchange Fund   78463X871       2,006         sh         sole                        75,000
144A KRBL LIMITED DERIVATIVE          Derivative      46632N702       3,246     6,12sh         sole                   6,123,000
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   US46627U7375       1,998        1sh         sole                      102,900
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative      46627U125       2,410        6sh         sole                      637,400
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative      46632N124       2,506        6sh         sole                      631,600
144A USHA MARTIN LTD                  Derivative      46632N140       2,709     1,19sh         sole                   1,196,900
AUTOLIV INC.                          ADR             052800109      62,032     1,20sh         sole                      983,070
BHP BILLITON LTD - SPON ADR (AU)      Spon ADR        088606108      12,928        1sh         sole                      148,003
BHP BILLITON PLC - ADR (UK)           ADR             05545E209       3,857        4sh         sole                      295,628
CHINA GERUI ADVANCED MATERIA          ADR             VGG211011       1,791        2sh         sole                      235,000
INFOSYS TECHNOLOGIES-SP ADR           Spon ADR         456788108     15,486        2sh         sole                      218,600
METHANEX CORPORATION (US SHARES)      ADR             59151K108         391         sh         sole                          9,450
NOVARTIS AG-ADR                       ADR             US66987V1          81         sh         sole                               -
SAMSUNG ELECTRONICS COMMON-GDR        GDR              796050888     16,298         sh         sole                        16,407
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR              796050201        119         sh         sole                             500
SK TELECOM CO LTD ADR                 ADR             78440P108       6,968        4sh         sole                        73,935
STATE BANK OF INDIA - SPON GDR        Spon GDR        US8655220      53,391        5sh         sole                      481,906
TAIWAN SEMICONDUCTOR - SP ADR         Spon ADR         874039100        181         sh         sole                        17,239



















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